Share-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity

Qualified and non-qualified incentive stock options outstanding at July 31, 2025 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2025	5,615,498	$0.49
Granted	50,000	0.10
Expired	(86,000)	0.22
Exercised	–	–
Outstanding, July 31, 2025	5,579,498	$0.49

Exercisable, July 31, 2025	5,543,248	$0.49

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2023	313,760	$6.53	13.69	$–

Granted	2,745,000	0.11
Cancelled and/or forfeited	(250,000)	0.07
Exercised	–	–
Outstanding, January 31, 2024	2,808,760	$0.83	9.86	$800,183

Granted	2,881,738	0.14
Cancelled and/or forfeited	–	–
Exercised	(75,000)	0.05
Outstanding, January 31, 2025	5,615,498	$0.49	9.30	$129,650

Exercisable, January 31, 2025	5,571,748	$0.49	9.30	$129,650